Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease right-of-use assets	$ 406	$ 0
Operating lease obligations, current	170	0
Operating lease obligations, noncurrent	216	$ 0
Total lease obligations	$ 386